Conventional Natural Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2024
Natural Gas Properties [Abstract]
CONVENTIONAL NATURAL GAS PRODUCING ACTIVITIES (UNAUDITED)

NOTE 18 — CONVENTIONAL NATURAL GAS PRODUCING ACTIVITIES (UNAUDITED)

The following supplemental information presents the results of natural gas activities in accordance with the successful efforts method of accounting.

The following table presents capitalized costs related to the development of natural gas discoveries (primarily the Longanesi field). See Note 8 for aggregate capitalized costs.

	For the Year Ended December 31,
	2024	2023
Capitalized costs
Proved properties	$11,498,184	$9,091,621
Less: Accumulated depreciation and depletion	—	—
Net capitalized costs	$11,498,184	$9,091,621

The following table presents costs incurred for acquisition of properties, exploration costs and development costs. As the Company’s primary activities in 2023 and 2024 involved the development of the Longanesi field, and there were no new acquisitions and minimal exploration activities, the primary costs incurred during 2023 and 2024 were development costs.

	For the Year Ended December 31,
	2024	2023
Acquisition of properties	$5,207,800	$—
Exploration costs	—	—
Development costs	6,290,384	9,091,621

The $5.2 million in acquisition of properties in the table above is related to the Blugas Settlement Agreement discussed in further detail in Note 9.

Reserve Information

Proved developed reserves represent only those reserves expected to be recovered from existing wells and support equipment. Proved undeveloped reserves represent proved reserves expected to be recovered from new wells after substantial development costs are incurred.

The net reserve information disclosed herein encompasses only the Company’s proved undeveloped Gradizza, Longanesi, and Trava discoveries. Other probable and possible reserves related to Gradizza, Longanesi, and Trava have been excluded. Other prospective resources related to AleAnna’s additional exploration prospects beyond Gradizza, Longanesi, and Trava have also been excluded. The following table summarizes estimated net natural gas reserves in millions of cubic feet.

	December 31, 2024	December 31, 2023
	(10[6]ft3)
Natural gas
Proved developed and undeveloped reserves:
Balance at January 1	17,689	13,778
Revision of previous estimates	—
Due to extensions(1)	—	3,911
Due to discoveries(1)	—	—
Due to changes in sales prices(1)	—	—
Due to other revisions(1)	(68)	—
Balance at December 31	17,621	17,689

Proved developed reserves:
Balance at January 1	—	—
Balance at December 31	—	—
Proved undeveloped reserves:
Balance at January 1	17,689	13,778
Revision of previous estimates
Due to extensions(1)	—	3,911
Due to discoveries(1)	—	—
Due to changes in sales prices(1)	—	—
Due to other revisions(1)	(68)	—
Balance at December 31	17,621	17,689

____________

(1)      The slight decrease during the year ended December 31, 2024 due to other revisions was primarily related to the expected timing of forecasted startup dates for Longanesi and Gradizza. Increases from extensions during the year ended December 31, 2023 were solely related to the Company’s recent Longanesi development drilling. Recent drilling activity consisted of the drilling and completion of one gross Longanesi development well and workover and completion of one additional Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. The 3,911 10[6]ft3 of reserves added during the year ended December 31, 2023 relate to the drilling and completion of one gross Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. There were no other positive or negative revisions to reserves in 2023 other than the reserves added as a result of drilling. We had no other exploratory or development drilling during the years ended December 31, 2024, or 2023. AleAnna’s existing reserves were considered economic and were expected to be recovered at the volume-weighted average price attributable to the estimated proved reserves of $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023. As a result, there were no revisions to volumes in either year as a result of changes in sales prices during the years ended December 31, 2024, and 2023. The Company also had no other additions during the years ended December 31, 2024, or 2023.

Standard Measure of Discounted Future Cash Flow

Future net cash flows represent projected revenues from the sale of proved reserves, net of production and development costs (including transportation and gathering expenses, operating expenses and production taxes). Revenues are based on a twelve-month unweighted average of the first-day-of-the-month pricing, without escalation. Future cash flows are reduced by estimated production costs, administrative costs, costs to develop and produce the proved reserves and abandonment costs, all based on current economic conditions at each year-end. There can be no assurance that the proved reserves will be produced in the future or that prices, production or development costs will remain constant. There are numerous uncertainties inherent in estimating reserves and related information.

Management cautions that the standard measure of discounted future cash flows should not be viewed as an indication of the fair market value of natural gas producing properties, nor of the future cash flows expected to be generated. The information presented does not give recognition to future changes in estimated reserves, selling prices or costs and has been discounted at a rate of 10%. Further, the Company’s December 31, 2023 SEC Case reserves estimates contemplated the contractual arrangement and physical gas delivery to Blugas, such that the net cash flows attributable to the Company’s 33.5% working interest were reduced, as previously discussed in Note 9. Following settlement, the Company’s year-end December 31, 2024 reserve quantities continue to include the 20% of 350 million standard cubic meters (approximately 2,472 10[6]ft3), however, the previously required payments to Blugas associated with the sale of such quantities are no longer reflected as cash outflows (costs) as if such amounts were paid to Blugas. As the cash outflows (costs) are no longer reflected as if paid to Blugas, such amounts are reflected in the Company’s December 31, 2024 reserve report as allocable to the Company’s unencumbered 33.5% working interest.

The following table summarizes the estimated future net cash flows from natural gas reserves (in thousands). All amounts noted relate to the Company’s onshore Italian gas assets. The Company has no other gas assets in other jurisdictions.

	December 31, 2024	December 31, 2023
&NegativeThickSpace;Consolidated entities:
Future cash inflows(1)	206,696	249,944
Future production and development costs(1)	(76,363)	(117,452)
Future income tax expenses(1)	(22,793)	(41,888)
Future net cash flows	107,540	90,604
10% annual discount for estimated timing of cash flows	(18,507)	(20,680)
Standardized measure of discounted future net cash flows	$89,033	$69,924
Total consolidated interests in the standardized measure of discounted future cash flows	$89,033	$69,924

____________

(1)      Gas prices are based on a reference price. Gross gas price is calculated as the unweighted arithmetic average of the first day-of-the-month price for each month within a 12-month period prior to the end of the reporting period. The volume-weighted average price attributable to the estimated proved reserves was $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023, respectively. Future net cash flows were computed using the volume-weighted average price used in estimating AleAnna’s proved gas reserves, year-end costs, and statutory tax rates that relate to existing proved gas reserves.

The following table summarizes the aggregate change in the standardized measure of discounted future net cash flows for individually significant sources of change (in thousands).

	December 31, 2024	December 31, 2023
Beginning standardized measure of discounted future net cash flows	$69,924	$90,474
Net change in sales prices related to future production(1)	(54,042)	(96,635)
Net change due to extensions(2)	—	51,044
Net change due to purchase of royalty interest(3)	40,750	—
Previously estimated development costs incurred during the period	7,015	3,281
Net change in income taxes	19,095	21,579
Accretion of discount	$6,291	$181
Aggregate change in the standardized measure of discounted future net cash flows(3)	19,109	(20,550)
Ending standardized measure of discounted future net cash flows	$89,033	$69,924

(1)      Gas prices are based on a reference price. Gross gas price is calculated as the unweighted arithmetic average of the first day-of-the-month price for each month within a 12-month period prior to the end of the reporting period. The volume-weighted average price attributable to the estimated proved reserves was $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023, respectively.

(2)      Increases from extensions are solely related to the Company’s recent Longanesi development drilling. Recent drilling activity consisted of the following: drilling and completion of one gross Longanesi development well and workover and completion of one additional Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. The 3,911 10[6]ft3 of reserves added during the year ended December 31, 2023 relate to the drilling and completion of one gross Longanesi development well (0.335 net to AleAnna’s interest) during the year ended December 31, 2023. There were no other positive or negative revisions to reserves other than the reserves added as a result of drilling. The Company had no other exploratory or development drilling during the years ended December 31, 2024 or 2023. AleAnna’s existing reserves were considered economic and were expected to be recovered at the volume-weighted average price attributable to the estimated proved reserves of $11.73 and $14.13 per thousand cubic feet of gas for the year ended December 31, 2024, and 2023. As a result, there were no revisions to volumes in either year as a result of changes in sales prices during the years ended December 31, 2024 and 2023. The Company also had no other additions during the years ended December 31, 2024 or 2023.

(3)      The Company’s December 31, 2023 SEC Case reserves estimates contemplated the contractual arrangement and physical gas delivery to Blugas, such that the net cash flows attributable to the Company’s 33.5% working interest were reduced, as previously discussed in Note 9. Following the purchase of the Blugas ORRI as discussed in Note 9, the Company’s year-end December 31, 2024 reserve quantities continue to include the 20% of 350 million standard cubic meters (approximately 2,472 10[6]ft3). However, the previously required payments to Blugas associated with the sale of such quantities are no longer reflected as cash outflows (costs) as if such amounts were paid to Blugas. As the cash outflows (costs) are no longer reflected as if paid to Blugas, such amounts are reflected in the Company’s December 31, 2024 reserve report as allocable to the Company’s unencumbered 33.5% working interest.

(4)      From December 31, 2022 to December 31, 2023, the standardized measure of discounted future net cash flows decreases as a result of lower prices as noted immediately above in footnote 1. The decrease in price more than offset the increase in reserves from extensions during the year ended December 31, 2023, resulting in a net decrease to the standardized measure of discounted future cash flows from December 31, 2022 to December 31, 2023. From December 31, 2023 to December 31, 2024, the standardized measure of discounted future net cash flows decreases as a result of lower prices as noted immediately above in footnote 1. The decrease in price more than offset the increase in reserves from extensions during the year ended December 31, 2024, resulting in a net decrease to the standardized measure of discounted future cash flows from December 31, 2023 to December 31, 2024.